Maturity [Member] Annual Fund Operating Expenses - iShares iBonds Dec 2029 Term Muni Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 2, 2029
iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%	[1],[2]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.18%	[1],[2]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.18%	[1],[2]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.